UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3518

Fidelity Newbury Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

Item 1.

Reports to Stockholders

Fidelity® Treasury Money Market Fund Fidelity® Tax-Exempt Money Market Fund Semi-Annual Report April 30, 2017

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 for Fidelity® Tax-Exempt Money Market Fund, Fidelity® Treasury Money Market Fund and Premium Class and 1-877-208-0098 for Capital Reserves Class, Daily Money Class and Advisor Class C to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Treasury Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17	% of fund's investments 10/31/16	% of fund's investments 4/30/16
1 - 7	60.9	46.1	42.4
8 - 30	7.1	7.4	9.8
31 - 60	9.3	10.6	15.5
61 - 90	3.7	7.5	7.6
91 - 180	17.3	23.5	24.7
> 180	1.7	4.9	0.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
U.S. Treasury Debt	47.7%
Repurchase Agreements	40.5%
Net Other Assets (Liabilities)	11.8%

As of October 31, 2016
U.S. Treasury Debt	70.7%
Repurchase Agreements	32.4%
Net Other Assets (Liabilities)*	(3.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/30/17	1/31/17	10/31/16	7/31/16	4/30/16
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.08%	0.01%	0.01%	0.01%	0.01%
Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%
Fidelity Treasury Money Market Fund	0.36%	0.15%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2017, the most recent period shown in the table, would have been -0.18% for Capital Reserves Class, 0.07% for Daily Money Class, -0.69% for Advisor C Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity® Treasury Money Market Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 47.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 47.7%
U.S. Treasury Bills
5/4/17 to 10/12/17	0.50 to 0.96%	$2,322,301	$2,317,993
U.S. Treasury Notes
5/15/17 to 4/30/19	0.55 to 1.09 (b)	3,889,248	3,890,166
TOTAL U.S. TREASURY DEBT
(Cost $6,208,159)			6,208,159

U.S. Treasury Repurchase Agreement - 40.5%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.79% dated 4/28/17 due 5/1/17 (Collateralized by (U.S. Treasury Obligations)) #	$49,037	$49,034
0.8% dated 4/28/17 due 5/1/17 (Collateralized by (U.S. Treasury Obligations)) #	479,844	479,812
With:
Barclays Capital, Inc. at 0.81%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $16,360,976, 0.00% - 7.50%, 7/20/17 - 8/15/46)	16,001	16,000
BMO Harris Bank NA at:
0.77%, dated:
4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $220,171,267, 1.63% - 3.88%, 2/15/19 - 8/15/40)	212,190	212,000
4/7/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $19,471,143, 1.25% - 1.38%, 7/31/23 - 9/30/23)	19,014	19,000
(Collateralized by U.S. Treasury Obligations valued at $19,466,823, 1.38%, 9/30/23)	19,015	19,000
0.78%, dated:
4/10/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $29,132,347, 2.50%, 2/15/45)	28,040	28,000
(Collateralized by U.S. Treasury Obligations valued at $9,363,291, 2.50%, 8/15/23)	9,009	9,000
4/21/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $18,401,417, 1.13%, 9/30/21)	18,012	18,000
0.79%, dated:
4/10/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $9,421,277, 2.13%, 5/15/25)	9,013	9,000
4/20/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $214,629,956, 1.38%, 7/31/18 - 2/28/19)	208,274	208,000
0.84%, dated:
4/10/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $28,816,964, 2.25%, 12/31/23)	28,057	28,000
4/13/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $11,537,156, 1.25% - 3.00%, 7/31/23 - 11/15/44)	11,022	11,000
(Collateralized by U.S. Treasury Obligations valued at $19,580,506, 2.00%, 11/15/21)	19,038	19,000
0.85%, dated 4/18/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $38,260,760, 1.25% - 2.25%, 7/31/23 - 11/15/25)	37,073	37,000
0.89%, dated 4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $14,455,929, 0.63%, 4/30/18)	14,027	14,000
0.9%, dated 4/26/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $9,372,525, 3.63%, 2/15/44)	9,020	9,000
BNP Paribas, S.A. at:
0.57%, dated 2/8/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $56,722,734, 1.00% - 8.88%, 11/30/18 - 11/15/43)	55,078	55,000
0.63%, dated:
2/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $74,547,751, 1.00% - 4.75%, 8/15/17 - 2/15/44)	73,134	73,000
2/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $111,743,878, 0.00% - 3.63%, 5/25/17 - 5/15/46)	109,200	109,000
0.78%, dated 4/3/17 due 5/3/17 (Collateralized by U.S. Treasury Obligations valued at $28,577,398, 0.00% - 9.00%, 5/25/17 - 2/15/31)	28,018	28,000
0.79%, dated:
3/16/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $37,779,286, 0.00% - 8.75%, 5/25/17 - 5/15/43)	37,049	37,000
3/28/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $42,932,366, 0.00% - 6.88%, 5/25/17 - 5/15/43)	42,054	42,000
4/20/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $133,671,138, 0.00% - 4.50%, 5/25/17 - 5/15/46)	131,092	131,000
0.8%, dated:
4/11/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $37,756,849, 0.00% - 2.25%, 5/18/17 - 1/31/24)	37,053	37,000
4/13/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $37,755,114, 0.00% - 2.63%, 5/25/17 - 8/15/24)	37,052	37,000
4/17/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $38,798,149, 1.00% - 8.00%, 5/31/18 - 11/15/43)	38,050	38,000
4/25/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $18,362,546, 1.63% - 9.13%, 5/15/18 - 11/15/26)	18,014	18,000
(Collateralized by U.S. Treasury Obligations valued at $36,724,909, 0.00% - 2.50%, 9/14/17 - 5/15/46)	36,029	36,000
0.82%, dated 4/6/17 due 6/12/17 (Collateralized by U.S. Treasury Obligations valued at $37,761,977, 0.00% - 8.00%, 5/18/17 - 2/15/47)	37,056	37,000
Commerz Markets LLC at 0.85%, dated:
4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $52,021,546, 1.88%, 9/30/17)	51,008	51,000
4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $214,201,288, 1.25% - 2.13%, 3/31/21 - 8/15/21)	210,015	210,000
Deutsche Bank Securities, Inc. at:
0.79%, dated 4/26/17 due 5/3/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,679, 0.00%, 10/26/17)	6,001	6,000
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,580, 0.00%, 10/26/17)	6,001	6,000
0.84%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $6,120,480, 0.00%, 10/26/17)	6,000	6,000
Federal Reserve Bank of New York at 0.75%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,485,092,840, 3.50% - 8.00%, 5/15/20 - 8/15/23)	1,485,093	1,485,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.8%, dated 3/20/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $28,623,640, 0.00% - 8.88%, 6/29/17 - 2/15/46)	28,055	28,000
Mizuho Securities U.S.A., Inc. at 0.82%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $35,801,449, 2.13%, 2/29/24)	35,002	35,000
MUFG Securities EMEA PLC at:
0.6%, dated 2/13/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $4,164,393, 1.63%, 2/15/26)	4,006	4,000
0.63%, dated 3/1/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $11,412,083, 2.13%, 5/15/25)	11,012	11,000
0.8%, dated 5/5/17 due 5/5/17(c)	35,013	35,000
0.81%, dated:
4/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $161,896,548, 2.13% - 2.63%, 8/15/20 - 8/15/25)	158,064	158,000
4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $30,867,260, 1.50% - 2.00%, 5/15/26 - 11/15/26)	30,007	30,000
4/28/17 due:
5/1/17 (Collateralized by U.S. Treasury Obligations valued at $8,141,262, 1.38%, 9/30/18)	7,966	7,965
5/5/17 (Collateralized by U.S. Treasury Obligations valued at $53,669,024, 2.13% - 2.50%, 8/15/25 - 2/15/46)	52,008	52,000
0.91%, dated 5/1/17 due 5/5/17(c)	11,026	11,000
Nomura Securities International, Inc. at:
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $253,121,801, 2.00%, 2/15/25)	247,038	247,000
0.82%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $125,240,972, 1.38%, 5/31/21)	122,008	122,000
Norinchukin Bank (GOV REPO) at:
0.88%, dated 4/27/17 due 5/30/17 (Collateralized by U.S. Treasury Obligations valued at $9,183,984, 1.63%, 7/31/19)	9,007	9,000
0.9%, dated 4/18/17 due 6/15/17 (Collateralized by U.S. Treasury Obligations valued at $9,183,984, 1.63%, 7/31/19)	9,013	9,000
RBC Capital Markets Corp. at 0.79%, dated:
3/16/17 due 5/5/17:
(Collateralized by U.S. Treasury Obligations valued at $13,305,900, 0.63% - 5.50%, 6/30/17 - 8/15/44)	13,017	13,000
(Collateralized by U.S. Treasury Obligations valued at $15,315,507, 0.63% - 5.50%, 6/30/17 - 2/15/44)	15,022	15,000
4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $18,463,998, 0.63% - 4.50%, 6/30/17 - 2/15/46)	18,024	18,000
RBC Dominion Securities at:
0.78%, dated 3/22/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $22,459,456, 0.63% - 2.13%, 2/28/18 - 11/15/26)	22,030	22,000
0.79%, dated 4/28/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $18,388,889, 0.63% - 3.00%, 6/30/18 - 2/15/47)	18,013	18,000
0.81%, dated 3/24/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,229,650, 1.00% - 2.13%, 3/31/19 - 2/15/26)	11,023	11,000
0.82%, dated 3/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $36,648,906, 1.25% - 3.75%, 8/31/18 - 5/15/45)	35,978	35,900
RBS Securities, Inc. at:
0.8%, dated 4/27/17 due 5/4/17 (Collateralized by U.S. Treasury Obligations valued at $38,765,185, 0.75% - 8.75%, 8/15/19 - 8/15/22)	38,006	38,000
0.81%, dated 4/28/17 due 5/1/17 (Collateralized by U.S. Treasury Obligations valued at $4,084,853, 1.00% - 1.75%, 11/30/19 - 3/31/22)	4,000	4,000
Societe Generale at:
0.6%, dated 2/9/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $18,384,914, 1.50% - 4.50%, 1/31/19 - 5/15/38)	18,029	18,000
0.78%, dated:
4/4/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $189,341,649, 1.88% - 8.75%, 2/15/18 - 11/15/44)	184,179	184,000
4/5/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $56,131,940, 1.38% - 8.75%, 8/15/18 - 11/15/44)	55,048	55,000
4/12/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $191,874,106, 0.00% - 8.75%, 7/31/17 - 8/15/45)	188,236	188,000
0.79%, dated 4/3/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,227,009, 0.75% - 4.50%, 8/15/19 - 5/15/38)	11,014	11,000
0.8%, dated:
4/26/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,221,593, 1.38% - 8.75%, 8/15/18 - 5/15/38)	11,011	11,000
4/27/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $23,462,152, 1.88% - 4.00%, 8/15/18 - 11/15/23)	23,022	23,000
0.81%, dated 4/19/17 due 5/19/17 (Collateralized by U.S. Treasury Obligations valued at $75,500,629, 0.75% - 6.25%, 2/28/18 - 5/15/38)	74,050	74,000
0.84%, dated 4/20/17 due:
6/12/17 (Collateralized by U.S. Treasury Obligations valued at $18,364,841, 0.00% - 4.50%, 9/14/17 - 11/15/44)	18,022	18,000
6/17/17 (Collateralized by U.S. Treasury Obligations valued at $18,364,815, 1.88% - 4.50%, 8/15/18 - 5/15/38)	18,024	18,000
Sumitomo Mitsui Trust Bank Ltd. at 0.91%, dated:
3/29/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,383,410, 2.50%, 5/15/24)	11,011	11,000
3/30/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,357,177, 2.50%, 5/15/24)	11,011	11,000
4/5/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,372,861, 2.25%, 11/15/24)	11,010	11,000
4/12/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $11,280,921, 2.38%, 8/15/24)	11,010	11,000
4/19/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $33,985,814, 2.25% - 4.25%, 11/15/17 - 11/15/24)	33,153	33,125
4/21/17 due 5/5/17 (Collateralized by U.S. Treasury Obligations valued at $35,224,710, 2.25% - 3.75%, 11/15/18 - 11/15/24)	34,030	34,000
5/8/17 due 5/8/17(c)(d)	10,510	10,500
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,282,336)		5,282,336
TOTAL INVESTMENT PORTFOLIO - 88.2%
(Cost $11,490,495)		11,490,495
NET OTHER ASSETS (LIABILITIES) - 11.8%		1,541,131
NET ASSETS - 100%		$13,031,626

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$49,034,000 due 5/01/17 at 0.79%
Credit Agricole CIB New York Branch	$3,073
HSBC Securities (USA), Inc.	42,071
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,890
$49,034
$479,812,000 due 5/01/17 at 0.80%
BNP Paribas, S.A.	26,000
Credit Agricole CIB New York Branch	30,000
HSBC Securities (USA), Inc.	307,812
J.P. Morgan Securities, Inc.	30,000
RBC Dominion Securities, Inc.	15,000
Wells Fargo Securities LLC	71,000
$479,812

See accompanying notes which are an integral part of the financial statements.

Fidelity® Treasury Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $5,282,336) — See accompanying schedule: Unaffiliated issuers (cost $11,490,495)		$11,490,495
Cash		1
Receivable for investments sold		1,782,784
Receivable for fund shares sold		258,068
Interest receivable		10,644
Prepaid expenses		8
Receivable from investment adviser for expense reductions		84
Total assets		13,542,084
Liabilities
Payable for investments purchased
Regular delivery	$113,000
Delayed delivery	10,500
Payable for fund shares redeemed	379,825
Distributions payable	1,179
Accrued management fee	2,835
Distribution and service plan fees payable	1,053
Other affiliated payables	2,005
Other payables and accrued expenses	61
Total liabilities		510,458
Net Assets		$13,031,626
Net Assets consist of:
Paid in capital		$13,031,558
Undistributed net investment income		1
Accumulated undistributed net realized gain (loss) on investments		67
Net Assets		$13,031,626
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($1,222,302 ÷ 1,221,750 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($3,234,602 ÷ 3,234,049 shares)		$1.00
Advisor C Class:
Net Asset Value and offering price per share ($115,026 ÷ 115,010 shares)(a)		$1.00
Fidelity Treasury Money Market Fund:
Net Asset Value, offering price and redemption price per share ($8,459,696 ÷ 8,459,529 shares)		$1.00

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Interest		$39,845
Expenses
Management fee	$17,131
Transfer agent fees	11,367
Distribution and service plan fees	8,290
Accounting fees and expenses	485
Custodian fees and expenses	63
Independent trustees' fees and expenses	28
Registration fees	795
Audit	24
Legal	16
Miscellaneous	28
Total expenses before reductions	38,227
Expense reductions	(6,112)	32,115
Net investment income (loss)		7,730
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		37
Total net realized gain (loss)		37
Net increase in net assets resulting from operations		$7,767

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,730	$1,194
Net realized gain (loss)	37	165
Net increase in net assets resulting from operations	7,767	1,359
Distributions to shareholders from net investment income	(7,729)	(1,192)
Share transactions - net increase (decrease)	(605,595)	6,411,697
Total increase (decrease) in net assets	(605,557)	6,411,864
Net Assets
Beginning of period	13,637,183	7,225,319
End of period	$13,031,626	$13,637,183
Other Information
Undistributed net investment income end of period	$1	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.98%E	.97%	.99%	.98%	.98%	.98%
Expenses net of fee waivers, if any	.57%E	.33%	.10%	.07%	.12%	.14%
Expenses net of all reductions	.57%E	.33%	.10%	.07%	.12%	.14%
Net investment income (loss)	.01%E	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,222	$1,256	$1,259	$1,525	$1,205	$1,365

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsD
Expenses before reductions	.73%E	.72%	.74%	.73%	.73%	.73%
Expenses net of fee waivers, if any	.56%E	.33%	.09%	.07%	.12%	.14%
Expenses net of all reductions	.56%E	.33%	.09%	.07%	.12%	.14%
Net investment income (loss)	.02%E	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,235	$3,837	$4,307	$4,718	$4,097	$3,750

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund Advisor C Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–	–
Total distributionsA	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C,D	-%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	1.48%F	1.47%	1.49%	1.48%	1.48%	1.49%
Expenses net of fee waivers, if any	.57%F	.33%	.10%	.07%	.12%	.14%
Expenses net of all reductions	.57%F	.33%	.10%	.07%	.12%	.14%
Net investment income (loss)	.02%F	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$115	$136	$131	$101	$114	$102

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Treasury Money Market Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B	–B
Net realized and unrealized gain (loss)B	–	–	–
Total from investment operations	.001	–B	–B
Distributions from net investment income	(.001)	–B	–B
Total distributions	(.001)	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.08%	.01%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.42%F	.42%	.42%F
Expenses net of fee waivers, if any	.42%F	.35%	.11%F
Expenses net of all reductions	.42%F	.35%	.11%F
Net investment income (loss)	.17%F	-%	.01%F
Supplemental Data
Net assets, end of period (in millions)	$8,460	$8,408	$1,522

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 4/30/17	% of fund's investments 10/31/16	% of fund's investments 4/30/16
1 - 7	76.6	75.0	73.3
8 - 30	1.3	3.0	2.0
31 - 60	9.0	5.3	6.3
61 - 90	4.4	2.7	7.7
91 - 180	4.9	3.7	4.4
> 180	3.8	10.3	6.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of April 30, 2017
Variable Rate Demand Notes (VRDNs)	44.8%
Tender Option Bond	27.5%
Other Municipal Security	25.5%
Investment Companies	2.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of October 31, 2016
Variable Rate Demand Notes (VRDNs)	49.5%
Tender Option Bond	23.2%
Other Municipal Security	26.7%
Investment Companies	1.4%
Net Other Assets (Liabilities)*	(0.8)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	4/30/17	1/31/17	10/31/16	7/31/16	4/30/16
Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%
Daily Money Class	0.26%	0.04%	0.02%	0.01%	0.01%
Fidelity Tax-Exempt Money Market Fund	0.51%	0.29%	0.27%	0.03%	0.01%
Premium Class	0.63%	0.41%	0.39%	0.15%	0.07%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2017, the most recent period shown in the table, would have been -0.03% for Capital Reserves Class, 0.23% for Daily Money Class, 0.48% for Fidelity Tax-Exempt Money Market Fund, 0.58% for Premium Class.

Fidelity® Tax-Exempt Money Market Fund

Investments April 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.8%
	Principal Amount (000s)	Value (000s)
Alabama - 4.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.95% 5/1/17, VRDN (a)	$10,075	$10,075
Series 2014 B, 0.95% 5/1/17, VRDN (a)	29,400	29,400
Mobile Downtown Redev. Auth. Gulf Opportunity Zone:
Series 2011 A, 0.91% 5/5/17, LOC Bank of America NA, VRDN (a)(b)	20,385	20,385
Series 2011 B, 0.91% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	29,115	29,115
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.94% 5/5/17, LOC Bayerische Landesbank, VRDN (a)	25,115	25,115
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.03% 5/5/17, VRDN (a)	5,000	5,000
Series 2009, 0.95% 5/1/17, VRDN (a)	3,600	3,600
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.96% 5/1/17, VRDN (a)	2,900	2,900
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Proj.):
Series 2011 A, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	23,700	23,700
Series 2011 I, 0.92% 5/5/17, LOC Bank of Nova Scotia, VRDN (a)(b)	4,400	4,400
Series 2011 J, 0.92% 5/5/17, LOC Bank of Nova Scotia, VRDN (a)(b)	12,000	12,000
Series 2012 A, 0.91% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 B, 0.91% 5/5/17, LOC Bank of America NA, VRDN (a)	14,950	14,950
		190,140
Alaska - 1.3%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.94% 5/5/17, VRDN (a)	2,900	2,900
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.98% 5/5/17, VRDN (a)	25,125	25,125
Series 1994 C, 0.95% 5/5/17, VRDN (a)	32,900	32,900
		60,925
Arizona - 1.8%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 F, 0.9% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	12,585	12,585
Series 2008 G, 0.9% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	8,600	8,600
(Catholic Healthcare West Proj.) Series 2009 F, 0.92% 5/5/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	41,300	41,300
Series 2015 B, 0.9% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,900	4,900
Series 2015 C, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	12,800	12,800
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.94% 5/5/17, VRDN (a)	6,125	6,125
		86,310
California - 0.2%
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.91% 5/5/17, LOC Bank of America NA, VRDN (a)	9,430	9,430
Colorado - 0.4%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 1% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	2,820	2,820
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.95% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	8,425	8,425
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 1% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	5,695	5,695
		16,940
Connecticut - 0.6%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	11,000	11,000
Connecticut Hsg. Fin. Auth.:
(Ct Gen. Hsg. 9/27/72 Proj.) 2017 Subseries A-3, 0.89% 5/5/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,100	4,100
Series E 3, 0.92% 5/5/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,400	15,400
		30,500
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.98% 5/5/17, VRDN (a)	1,550	1,550
Series 1999 A, 0.96% 5/5/17, VRDN (a)	3,500	3,500
		5,050
District Of Columbia - 0.2%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.93% 5/5/17, LOC Freddie Mac, VRDN (a)	3,245	3,245
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.95% 5/5/17, LOC Bank of America NA, VRDN (a)	875	875
(Washington Drama Society, Inc. Proj.) Series 2008, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	5,800	5,800
		9,920
Florida - 0.8%
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.97% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	9,000	9,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, 0.91% 5/5/17, LOC Northern Trust Co., VRDN (a)	29,100	29,100
		38,100
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.18% 5/1/17, VRDN (a)	2,800	2,800
Second Series 1995, 1.17% 5/1/17, VRDN (a)	21,800	21,800
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.17% 5/1/17, VRDN (a)	8,300	8,300
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.92% 5/5/17, LOC Freddie Mac, VRDN (a)	19,675	19,675
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.95% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,700	9,700
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.17% 5/1/17, VRDN (a)	11,550	11,550
Series 2008, 1.17% 5/1/17, VRDN (a)	3,500	3,500
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.91% 5/5/17, LOC Northern Trust Co., VRDN (a)	53,775	53,775
		131,100
Illinois - 5.8%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 C, 0.92% 5/5/17, LOC Citibank NA, VRDN (a)	5,415	5,415
Series 2005 D, 0.95% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	13,400	13,400
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.92% 5/5/17, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	17,100	17,100
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.89% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	4,800	4,800
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	16,195	16,195
(Museum of Science & Industry Proj.) Series 2009 A, 0.89% 5/5/17, LOC Bank of America NA, VRDN (a)	3,900	3,900
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	52,400	52,400
Series 2007 F, 0.9% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	35,000	35,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	9,535	9,535
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	19,200	19,200
Series 2007 A 2B, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	5,500	5,500
Series 2007 A1, 0.92% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	60,200	60,200
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.9% 5/5/17, LOC Freddie Mac, VRDN (a)	11,500	11,500
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	16,240	16,240
		270,385
Indiana - 1.1%
Dearborn County Econ. Dev. Rev. (Dearborn County Hosp. Proj.) Series 2006, 1% 5/5/17, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,900	1,900
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.9% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)	29,250	29,250
Indiana Edl. Facilities Auth. Rev. (Franklin College Proj.) Series 2003, 0.9% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	5,300	5,300
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.07% 5/5/17, VRDN (a)	2,700	2,700
Series I, 1.07% 5/5/17, VRDN (a)	1,200	1,200
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.95% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	13,185	13,185
		53,535
Iowa - 1.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B2, 0.92% 5/5/17, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.88% 5/5/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	58,215	58,215
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.95% 5/5/17, VRDN (a)	7,000	7,000
		67,215
Louisiana - 5.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 0.93% 5/5/17, VRDN (a)	7,800	7,800
(C-Port LLC Proj.) Series 2008, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	2,900	2,900
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 1.05% 5/5/17, VRDN (a)	20,400	20,400
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.93% 5/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	18,000	18,000
Series 2010, 0.93% 5/5/17, LOC Mizuho Bank Ltd., VRDN (a)	93,400	93,400
Series 2011, 0.92% 5/5/17, LOC Bank of Nova Scotia, VRDN (a)	57,200	57,200
		236,500
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	19,760	19,760
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev. (Partners HealthCare Sys. Proj.) Series 2011 K2, 0.91% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,900	10,900
Massachusetts Gen. Oblig. Series 2001 C, 0.9% 5/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	29,700	29,700
		40,600
Michigan - 0.1%
Grand Traverse County Hosp. Series 2011 B, 0.91% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Minnesota - 0.3%
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.98% 5/5/17, LOC Fannie Mae, VRDN (a)	15,950	15,950
Mississippi - 0.1%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	3,375	3,375
Nevada - 1.0%
Clark County Arpt. Rev. Series 2008 D3, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	25,000	25,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.92% 5/5/17, LOC Bank of America NA, VRDN (a)	3,900	3,900
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.92% 5/5/17, LOC MUFG Union Bank NA, VRDN (a)	2,500	2,500
Reno Cap. Impt. Rev. Series 2005 A, 0.94% 5/5/17, LOC Bank of America NA, VRDN (a)	14,300	14,300
		45,700
New York - 3.3%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.91% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	5,425	5,425
New York City Gen. Oblig.:
Series 2004 A3, 0.94% 5/5/17, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	10,700	10,700
Series J8, 0.92% 5/5/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,260	5,260
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2009 A, 0.93% 5/5/17, LOC Freddie Mac, VRDN (a)	1,900	1,900
New York City Transitional Fin. Auth. Rev. Series 2003 1A, 0.93% 5/5/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	27,075	27,075
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 0.9% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	34,150	34,150
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.92% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,300	20,300
Series 2010 A, 0.96% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,985	17,985
Series 2014 A, 0.93% 5/5/17, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Series 2015 A, 0.91% 5/5/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,300	23,300
Westchester County Indl. Agcy. Rev. Series 2001, 1.07% 5/5/17, LOC RBS Citizens NA, VRDN (a)	5,465	5,465
		156,560
North Carolina - 1.5%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.91% 5/5/17, LOC Rabobank Nederland New York Branch, VRDN (a)	4,900	4,900
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.):
Series 2008 A1, 0.96% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	10,700	10,700
Series 2008 A2, 0.96% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	7,500	7,500
(Deerfield Episcopal Retirement Proj.) Series 2008 B, 0.95% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	11,700	11,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.92% 5/5/17, LOC Cr. Industriel et Commercial, VRDN (a)	33,800	33,800
		68,600
Ohio - 0.6%
Allen County Hosp. Facilities Rev. Series 2012 B, 0.92% 5/5/17, VRDN (a)	18,300	18,300
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 0.97% 5/5/17, LOC Northern Trust Co., VRDN (a)	9,105	9,105
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.96% 5/5/17, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,455	2,455
		29,860
Oklahoma - 0.0%
Univ. Hospitals Trust Rev. Series 2005 A, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	2,200	2,200
Pennsylvania - 3.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 B, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	7,450	7,450
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	3,920	3,920
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	4,150	4,150
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	10,830	10,830
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	10,720	10,720
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	24,065	24,065
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.95% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,860	13,860
Chester County Health & Ed. Auth. Rev. 0.95% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	6,970	6,970
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.93% 5/5/17, LOC PNC Bank NA, VRDN (a)	4,000	4,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.95% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000	1,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	6,745	6,745
Lackawanna Hotel Room Rental Tax Rev. Series 2013, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	16,895	16,895
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1% 5/5/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	2,520	2,520
(United Zion Retirement Cmnty. Proj.) 1.08% 5/5/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,470	2,470
Luzerne County Convention Ctr. Series 2012, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	7,020	7,020
Pennsylvania Higher Edl. Facilities Auth. Rev. (Keystone College Proj.) Series 2001 H5, 0.93% 5/5/17, LOC PNC Bank NA, VRDN (a)	5,650	5,650
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.97% 5/5/17, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,955	3,955
(The Franklin Institute Proj.) Series 2006, 0.91% 5/5/17, LOC Bank of America NA, VRDN (a)	6,215	6,215
Ridley School District Series 2009, 0.9% 5/5/17, LOC TD Banknorth, NA, VRDN (a)	2,000	2,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	3,080	3,080
Series 2011 B, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	8,480	8,480
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.92% 5/5/17, LOC PNC Bank NA, VRDN (a)	5,460	5,460
		157,455
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	3,090	3,090
Series 2004, 0.98% 5/1/17, LOC Bank of America NA, VRDN (a)	6,100	6,100
Series 2008, 0.98% 5/1/17, LOC Bank of America NA, VRDN (a)	13,030	13,030
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.93% 5/5/17, LOC Bank of America NA, VRDN (a)	2,540	2,540
Series 2002, 0.98% 5/1/17, LOC Bank of America NA, VRDN (a)	15,000	15,000
Series 2004, 0.98% 5/1/17, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2006, 0.98% 5/1/17, LOC Bank of America NA, VRDN (a)	20,000	20,000
		71,260
Texas - 3.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 D, 0.92% 5/5/17, VRDN (a)	11,000	11,000
Harris County Hosp. District Rev. Series 2010, 0.9% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	25,135	25,135
Houston Arpt. Sys. Rev. Series 2010, 0.95% 5/5/17, LOC Barclays Bank PLC, VRDN (a)	27,330	27,330
Houston Util. Sys. Rev. Series 2004 B3, 0.91% 5/5/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	31,100	31,100
Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.94% 5/5/17 (Total SA Guaranteed), VRDN (a)	1,900	1,900
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.94% 5/5/17 (Total SA Guaranteed), VRDN (a)	6,000	6,000
Series 2012, 0.94% 5/5/17 (Total SA Guaranteed), VRDN (a)	7,400	7,400
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.94% 5/5/17 (Total SA Guaranteed), VRDN (a)	4,200	4,200
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.94% 5/5/17 (Total SA Guaranteed), VRDN (a)	11,700	11,700
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.9% 5/5/17, LOC Bank of America NA, VRDN (a)	12,150	12,150
Texas Gen. Oblig. Series 2015 B, 0.92% 5/5/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	34,075	34,075
		171,990
Virginia - 0.4%
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) Series 2008, 0.93% 5/5/17, LOC PNC Bank NA, VRDN (a)	9,560	9,560
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.95% 5/5/17, LOC Bank of America NA, VRDN (a)	7,050	7,050
		16,610
West Virginia - 0.6%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.95% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	3,685	3,685
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.9% 5/5/17, LOC Branch Banking & Trust Co., VRDN (a)	23,700	23,700
		27,385
Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.92% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	41,500	41,500
Series 2004, 0.9% 5/5/17, LOC JPMorgan Chase Bank, VRDN (a)	14,300	14,300
		55,800
Wyoming - 0.2%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 5/5/17, VRDN (a)	3,000	3,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1% 5/5/17, VRDN (a)	5,930	5,930
		8,930
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $2,103,085)		2,103,085

Tender Option Bond - 27.5%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series 16 ZM0205, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,960	5,960
Arizona - 0.6%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,515	5,515
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,900	2,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,400	3,400
Participating VRDN:
Series Floaters XM 04 47, 0.94% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,500	8,500
Series MS 3078, 0.93% 5/5/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series Putters XM0009, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,120	3,120
		29,435
California - 0.9%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 15 XF0120, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Dignity Health Participating VRDN Series 17 04, 0.98% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100	4,100
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	11,370	11,370
Los Angeles Cmnty. College District Participating VRDN Series MS 3096, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,350	1,350
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0441, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,315	6,315
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.92% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Univ. of California Revs. Participating VRDN:
Series Floaters XM 04 13, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,055	4,055
Series Floaters ZF 05 32, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
		40,790
Colorado - 1.7%
Colorado Health Facilities Auth. Participating VRDN Series XG 01 03, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,050	2,050
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,285	6,285
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 1.1% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series ZF 04 17, 1.05% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0007, 0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	31,960	31,960
Series Floaters 16 XF1031, 1.01% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,100	8,100
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,940	3,940
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	16,725	16,725
Participating VRDN Series XM 03 05, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,200	7,200
		79,260
District Of Columbia - 0.7%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,850	1,850
District Columbia Income Tax Rev. Participating VRDN Series XM 02 84, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
District of Columbia Gen. Oblig.:
Bonds Series 2016 23, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,800	2,800
Participating VRDN:
Series 16 XM 03 26, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series MS 4301, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000	9,000
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,190	6,190
Series Floaters XM 04 37, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,200	4,200
Series XF 23 41, 0.97% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
		34,990
Florida - 1.6%
Brooks Health Sys. Participating VRDN Series XG 0064, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,600	5,600
Central Florida Expressway Bonds Series RBC E 62, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,635	25,635
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series MS 3059, 0.96% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	5,615	5,615
Series ROC II R 12017, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	7,200	7,200
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,445	1,445
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,100	3,100
Miami-Dade County Gen. Oblig. Participating VRDN Series XM 04 70, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,600	2,600
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 1.05% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800	800
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,930	6,930
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500	2,500
Tampa Health Sys. Rev. Participating VRDN Series 16 XF2213, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,800	6,800
		76,725
Georgia - 0.2%
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
Fulton County Gen. Oblig. Bonds Series 2017 07, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,000	3,000
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 1.1%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,800	5,800
		10,600
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series Floaters XM 04 29, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig.:
Bonds Series 2016, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Participating VRDN Series Putters 3391, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series 15 XM0080, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	7,960	7,960
Series ROC II R 11989, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	5,550	5,550
		27,375
Illinois - 0.9%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,800	3,800
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.15% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	700	700
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 15 XM0114, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Series MS 3332, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	400	400
Series XL 00 21, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,950	3,950
Series ZF 04 78, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,965	2,965
0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF2202, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,150	1,150
Series 15 ZM0120, 0.95% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,100	3,100
Series Floaters XL 00 41, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,300	3,300
Series MS 16 XF 2212, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,809	2,809
The County of Cook Participating VRDN Series XF 23 13, 1.05% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,600	1,600
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.96% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,000	2,000
		39,874
Indiana - 0.7%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.1%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	27,100	27,100
		32,000
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	7,500	7,500
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 1.02% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
		10,300
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.95% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	40,765	40,765
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
		44,765
Maryland - 0.6%
Baltimore County Gen. Oblig. Bonds Series Solar 17 22, 0.95%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.07% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,100	5,100
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 1% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,310	7,310
Montgomery County Gen. Oblig. Participating VRDN:
Series 15 XF0110, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,955	9,955
Series 2017 ZF 2416, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		29,015
Massachusetts - 1.1%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	26,000	26,000
Series Clipper 07 41, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	6,350	6,350
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series 16 ZM0173, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,540	8,540
Series EGL 15 002, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	10,285	10,285
Massachusetts Wtr. Resources Auth. Participating VRDN Series XM 02 87, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		52,375
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,550	1,550
Michigan Fin. Auth. Rev. Participating VRDN:
Series 16 XM0223, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series XX 1043, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,110	5,110
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	9,950	9,950
		17,610
Minnesota - 0.3%
Minnesota Gen. Oblig. Participating VRDN:
Series Floaters XM 04 25, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,860	6,860
Series Floaters XM 04 26, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,400	3,400
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,155	5,155
		15,415
Mississippi - 0.5%
Mississippi Gen. Oblig. Participating VRDN:
Series Clipper 09 60, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	10,500	10,500
Series ROC II R 14027, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	7,360	7,360
Series ROC II-R 11987, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,300	6,300
		24,160
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series XL 00 37, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,785	2,785
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series 15 XF 0046 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,915	8,915
		11,700
Nebraska - 0.2%
Douglas County School District #1 Bonds Series 2016 27, 1.08%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,600	5,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800	2,800
Series Floaters XX 10 04, 0.96% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000	2,000
		10,400
Nevada - 0.8%
Clark County Fuel Tax:
Bonds Series Solar 17 25, 1.08%, tender 6/22/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,100	2,100
Participating VRDN Series ROC II R 11507, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,395	6,395
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0445, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,305	6,305
Series 16 ZF0446, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Series ZF 04 79, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,005	6,005
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,690	4,690
		37,460
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,413	4,413
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 1.09% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,800	1,800
New York - 2.0%
New York City Gen. Oblig. Participating VRDN Series ROC II R 14045, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,790	10,790
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 16 ZF0449, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,020	7,020
Series Floaters XM 04 36, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters XM 04 45, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,000	10,000
Series ROC II R 11930, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	9,715	9,715
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series XF 23 18, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XM 04 38, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters XM 04 39, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Series ROC II R 11902, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,600	3,600
Series ROC II R 11903, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Series ROC II R 14022, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,815	2,815
New York Dorm. Auth. Revs. Participating VRDN:
Series ROC II R 11735, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	10,395	10,395
Series ROC II R 11975, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 15 XM0008, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN Series 16 XF0405, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,200	1,200
		92,535
North Carolina - 2.2%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.94% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	11,680	11,680
City of Charlotte Wtr. Swr. Sys. Rev. Participating VRDN Series XL 00 12, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF2167, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Series 16 XF 0290, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series EGL 14 0050, 0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	11,500	11,500
Series EGL 14 0051:
0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	28,650	28,650
0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	18,450	18,450
Series MS 15 XF2165, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,395	3,395
Series XM 02 82, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,505	1,505
North Carolina Cap. Impt. Ltd.:
Bonds Series WF 11 136C, 1.1%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,765	2,765
Participating VRDN Series ROC II R 14028, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,755	2,755
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,900	2,900
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,875	1,875
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
		102,930
Ohio - 0.4%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.05% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,070	1,070
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.08%, tender 6/29/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,000	2,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.12% 6/9/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200	2,200
Ohio Hosp. Facilities Rev. Participating VRDN:
Series 2015 XF0105, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series 2016 ZF0355, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,330	5,330
Series XL 00 31, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,445	2,445
		18,145
Oklahoma - 0.0%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Oregon - 0.7%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 1.01% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,870	6,870
Oregon Gen. Oblig. Bonds Series WF11 57 C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,885	6,885
Oregon St Dept. Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 0.93% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.2%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,395	2,395
		30,705
Pennsylvania - 1.1%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 0047, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,020	2,020
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,855	2,855
Series Putters 4014, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series ROC II R 14070, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.1%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	26,885	26,885
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,930	13,930
		52,190
South Carolina - 0.7%
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,925	2,925
Participating VRDN Series Floaters XM 04 42, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
Lancaster County School District Bonds Series Solar 17 21, 1.08%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,365	1,365
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
South Carolina Gen. Oblig. Participating VRDN Series 2017, 1.2% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.97% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,300	6,300
Series Floaters XM 03 84, 1.05% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,500	3,500
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 1.05% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	8,730	8,730
		31,520
Tennessee - 0.2%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,405	5,405
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series Floaters XM 04 46, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
		8,405
Texas - 2.7%
Austin Elec. Util. Sys. Rev. Bonds Series Solar 17 08, 1.1%, tender 5/18/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,300	7,300
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,555	5,555
Board of Regents of The Univ. of Texas Participating VRDN Series Floaters 16 XF0503, 0.95% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,625	5,625
City of Houston Combined Util. Sys. First Lien Rev. Participating VRDN Series XM 03 49, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Conroe Independent School District Bonds Series 2016 15, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,795	3,795
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,345	2,345
El Paso Tex Independent School District Bonds Series Solar 17 01, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,860	4,860
Friendswood Independent School District Participating VRDN Series 16 ZF0344, 0.97% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	8,635	8,635
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.93% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Highland Park Independent School District Participating VRDN Series 16 XM0179, 0.93% 5/5/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	3,340	3,340
Houston Arpt. Sys. Rev. Participating VRDN Series RBC 16 ZM0169, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,165	4,165
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.94% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	4,905	4,905
Leander Independent School District Participating VRDN Series 2017, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,785	3,785
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series 2015 ZF0211, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,395	10,395
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 ZF 0282, 0.94% 5/5/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,350	1,350
0.95% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series MS 3388, 0.93% 5/5/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,500	3,500
Texas Gen. Oblig.:
Bonds Series 2016 9, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,840	6,840
Participating VRDN Series Floaters XM 04 05, 0.93% 5/5/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series ZM0172, 0.93% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,530	7,530
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.95% 5/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,500	3,500
		128,875
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.95% 5/5/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,310	5,310
Utah County Hosp. Rev. Participating VRDN Series XM 03 64, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,600	6,600
		11,910
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400	1,400
Virginia - 1.1%
Fairfax County Indl. Dev. Auth. Participating VRDN Series 15 ZF0166, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.08%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,300	1,300
Participating VRDN:
Series 15 ZF0173, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series 17 XG 0111, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,375	3,375
Series EGL 14 0048, 0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	12,195	12,195
Univ. VA Univ. Revs. Participating VRDN Series Floaters 16 ZF0419, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,600	3,600
Virginia Gen. Oblig. Bonds Series 2016 11, 0.97%, tender 5/4/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series ROC II R 11923, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	5,625	5,625
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 0.95% 5/5/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,000	5,000
0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,800	6,800
		52,095
Washington - 2.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Floaters XF 23 97, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	2,670	2,670
Energy Northwest Elec. Rev. Participating VRDN Series 15 XF0142, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,750	2,750
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.94% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	16,090	16,090
Series Putters 15 XM0012, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,840	6,840
Series ROC II R 11962, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,400	3,400
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 17 19, 1.08%, tender 5/25/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,500	1,500
Series WF 11-18C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400	2,400
Participating VRDN Series Floaters XM 04 59, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.06%, tender 7/27/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,900	2,900
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 1.2%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	23,415	23,415
Participating VRDN:
Series 16 XF0408, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series ROC II R 11889, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,250	3,250
Series XF 0294, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,410	4,410
Series 15 XF0148, 0.94% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	1,190	1,190
Series 2015 XF0150, 0.96% 5/5/17 (Liquidity Facility Bank of America NA) (a)(c)	6,065	6,065
Series 2015 ZF0191, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
		100,880
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.94% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	5,300	5,300
Series Clipper 09 53, 0.94% 5/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,600	4,600
Wisconsin Health & Edl. Facilities Auth. Participating VRDN Series 2016, 1.06% 5/5/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series 2015 ZF0216, 0.93% 5/5/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series ROC II R 14065, 0.93% 5/5/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
		17,200
TOTAL TENDER OPTION BOND
(Cost $1,287,412)		1,287,412

Other Municipal Security - 25.5%
Alabama - 0.4%
Huntsville Health Care Auth. Rev.:
0.81% 5/22/17, CP	6,700	6,700
0.83% 6/5/17, CP	7,900	7,900
0.96% 7/5/17, CP	2,400	2,400
		17,000
Arizona - 0.0%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.93% 5/8/17, CP	2,000	2,000
California - 1.2%
California Gen. Oblig. Series 11A2, 0.81% 6/5/17, LOC Royal Bank of Canada, CP	3,500	3,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 1.01%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)	28,000	28,000
Series 2010 B, 1.01%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada) (a)	10,815	10,815
Los Angeles Dept. of Wtr. & Pwr. Rev. 1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	13,100	13,100
		55,415
Colorado - 0.8%
Colorado Ed. Ln. Prog. TRAN Series 2016 A:
2% 6/29/17	3,750	3,756
5% 6/29/17	13,900	13,991
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	14,700	14,725
Colorado Springs Utils. Rev. Series A, 0.8% 6/15/17, LOC Bank of America NA, CP	4,200	4,200
		36,672
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2013 A:
0.94% 7/1/17 (a)	2,600	2,600
0.94% 1/1/18 (a)	900	900
Series 2016 E, 2% 10/15/17	5,400	5,426
Series 2016 G, 4% 11/1/17	10,090	10,233
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. CT. Proj.):
Series 2017 S-1, 0.92% tender 6/2/17, CP mode	1,900	1,900
Series S-2, 0.92% tender 6/1/17, CP mode	2,300	2,300
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	5,600	5,613
		28,972
District Of Columbia - 0.4%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
Series 01, 0.78% 6/6/17, LOC JPMorgan Chase Bank, CP	5,600	5,600
0.94% 6/22/17, LOC JPMorgan Chase Bank, CP	3,700	3,700
0.96% 7/25/17, LOC JPMorgan Chase Bank, CP	8,500	8,500
		17,800
Florida - 2.3%
Florida Local Govt. Fin. Cmnty.:
Series 11A1, 0.78% 5/4/17, LOC JPMorgan Chase Bank, CP	13,730	13,730
0.96% 6/6/17, LOC JPMorgan Chase Bank, CP	13,700	13,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series 2017 A, 2% 10/1/17	4,000	4,018
Jacksonville Gen. Oblig. Series 04A, 0.8% 6/1/17, LOC Bank of America NA, CP	10,900	10,900
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.8% 5/4/17, LOC Barclays Bank PLC, CP	18,300	18,300
0.95% 6/8/17, LOC Sumitomo Mitsui Banking Corp., CP	7,300	7,300
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.2%, tender 11/24/17 (a)	4,300	4,300
Series 2014 A1, 1.15%, tender 11/24/17 (a)	17,300	17,300
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.2%, tender 11/24/17 (a)	16,400	16,400
		105,948
Georgia - 2.1%
Atlanta Arpt. Rev.:
Series D1:
0.85% 6/30/17, LOC Bank of America NA, CP	2,100	2,100
0.92% 6/30/17, LOC Bank of America NA, CP	2,744	2,744
Series E3:
0.85% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,539	1,539
0.85% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,539	1,539
0.96% 6/30/17, LOC Bank of America NA, CP	1,795	1,795
0.96% 6/30/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	100	100
Atlanta Wtr. & Wastewtr. Rev.:
0.97% 6/30/17, LOC PNC Bank NA, CP	9,515	9,515
0.97% 6/30/17, LOC Wells Fargo Bank NA, CP	2,400	2,400
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series A, 0.97% tender 5/8/17, LOC Barclays Bank PLC, CP mode	5,600	5,600
Series B, 0.87% 5/18/17, LOC TD Banknorth, NA, CP	5,900	5,900
0.96% 6/5/17, LOC PNC Bank NA, CP	10,867	10,867
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	19,590	19,590
Series 2010 A2, 1.01%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	34,465	34,465
		98,154
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series B1, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	5,600	5,600
Series B2, 0.82% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	3,700	3,700
0.97% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	1,800	1,800
		11,100
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 0.78%, tender 6/1/17 (a)	5,700	5,700
Illinois - 1.5%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	8,275	8,489
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.8% 6/1/17, LOC PNC Bank NA, CP	8,300	8,300
Illinois Fin. Auth. Rev. Bonds:
( Hosp. Sisters Svcs., Inc. Proj.):
0.81% tender 6/1/17, CP mode	6,100	6,100
0.87% tender 6/7/17, CP mode	2,400	2,400
( Hosp. Sisters Svcs., Inc. Proj.) 0.96% tender 7/17/17, CP mode	7,400	7,400
(Advocate Health Care Network Proj.) Series 2011 B, 1.2%, tender 11/24/17 (a)	10,550	10,550
(Hosp. Sisters Svcs., Inc. Proj.):
Series 2012 H, 0.81% tender 7/6/17, CP mode	9,900	9,900
0.89% tender 8/3/17, CP mode	3,700	3,700
0.94% tender 8/3/17, CP mode	6,100	6,100
(Hosp. Sisters Svcs., Inc.Proj.) 0.95% tender 7/3/17, CP mode	2,200	2,200
Southwestern Ill Dev. Auth. Heal Bonds:
( Hosp. Sisters Svcs., Inc. Proj.) 0.97% tender 7/17/17, CP mode	2,400	2,400
(Hosp. Sisters Svcs., Inc. Proj.) 0.81% tender 6/5/17, CP mode	3,700	3,700
		71,239
Indiana - 0.5%
Indiana Fin. Auth. Rev. Bonds ( Trinity Health Proj.) Series D-2, 0.95% tender 6/9/17, CP mode	10,645	10,645
Indianapolis Gas Util. Sys. Rev. 0.96% 6/15/17, LOC JPMorgan Chase Bank, CP	12,100	12,100
		22,745
Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2017-I, 1.5% 3/1/18	11,555	11,581
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds ( Louisville Gas & Elec. Co. Proj.) 0.87% tender 5/2/17, CP mode	4,200	4,200
Maryland - 0.5%
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds (Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	5,000	5,038
Montgomery County Gen. Oblig. Bonds Series 2013 MD, 0.78%, tender 6/1/17 (a)	20,800	20,800
		25,838
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Bonds Series B, 1.38% 2/1/18 (a)(b)	19,900	19,919
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1993 B, 1% tender 5/4/17, CP mode	3,600	3,600
Series 2017, 1.05% tender 6/9/17, CP mode	3,400	3,400
Series 2017, 1.05% tender 5/31/17, CP mode	8,600	8,600
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.83% 6/6/17, LOC Citibank NA, CP	7,000	7,000
		42,519
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2015 A, 1.15%, tender 11/24/17 (a)	7,485	7,485
Series 2011 A, 5% 11/15/17	1,500	1,533
Michigan Gen. Oblig. Bonds (Envir. Prog.) Series 2008 A, 5% 5/1/17	6,900	6,900
Univ. of Michigan Rev.:
Series K1, 0.77% 5/2/17, CP	4,400	4,400
Series K2:
0.78% 11/27/17, CP	1,285	1,285
0.9% 12/12/17, CP	5,460	5,460
0.93% 6/7/17, CP	8,000	8,000
0.94% 5/3/17, CP	1,500	1,500
		36,563
Minnesota - 0.3%
Univ. of Minnesota Gen. Oblig.:
Series 17F, 0.76% 6/1/17, CP	10,100	10,100
0.95% 7/3/17, CP	3,700	3,700
		13,800
Missouri - 0.1%
Curators of the Univ. of Missouri Series A, 0.81% 6/1/17, CP	6,400	6,400
Montana - 0.1%
Montana Board of Invt. Bonds Series 2013, 1.2%, tender 3/1/18 (a)	3,030	3,030
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series 2017 A:
0.94% 6/6/17, CP	2,720	2,720
0.95% 6/15/17, CP	4,800	4,800
0.97% 6/5/17, CP	3,825	3,825
Omaha Pub. Pwr. District Elec. Rev.:
Series A:
0.76% 5/4/17, CP	3,300	3,300
0.8% 6/1/17, CP	2,900	2,900
0.81% 6/2/17, CP	3,230	3,230
0.89% 7/3/17, CP	2,400	2,400
0.89% 7/5/17, CP	3,500	3,500
0.89% 7/6/17, CP	3,700	3,700
0.94% 8/3/17, CP	2,100	2,100
0.94% 5/3/17, CP	3,400	3,400
0.96% 7/17/17, CP	3,700	3,700
0.97% 7/13/17, CP	3,500	3,500
		43,075
Nevada - 0.2%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06A:
0.8% 5/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,100	5,100
0.8% 6/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	5,050	5,050
		10,150
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds ( New England Pwr. Co. Proj.) 1% tender 5/11/17, CP mode	6,200	6,200
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	1,845	1,876
		8,076
New Jersey - 0.7%
Englewood Gen. Oblig. BAN Series 2017, 2.5% 4/4/18	4,200	4,249
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	7,100	7,108
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	5,976	6,024
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	4,525	4,541
Paramus BAN Series 2017, 2% 2/16/18	5,500	5,540
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	7,010	7,045
		34,507
New York - 0.9%
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	8,800	8,812
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	2,400	2,404
Islip Union Free School District TAN Series 2016, 2% 6/23/17	4,800	4,807
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	5,200	5,304
New York City Trust For Cultural Bonds (American Museum of Natural History Proj.) Series 2014 B1, 1%, tender 10/6/17 (a)	2,900	2,900
New York Pwr. Auth. Series 2, 0.81% 6/1/17, CP	12,100	12,100
Tonawanda Town BAN Series 2016, 2% 8/31/17	3,600	3,610
		39,937
Ohio - 1.8%
American Muni. Pwr. BAN Series 2016, 2% 10/19/17	1,290	1,295
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	1,500	1,500
Delaware Gen. Oblig. BAN Series 2017, 2% 4/12/18	1,500	1,510
Franklin County Rev. Bonds Series 2013 OH, 0.75%, tender 6/1/17 (a)	5,700	5,700
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 08 B5, 0.75% tender 5/3/17, CP mode	30,050	30,050
(Cleveland Clinic Foundtn (THE) Proj.):
Series 08 B5, 0.77% tender 5/24/17, CP mode	1,600	1,600
0.8% tender 6/5/17, CP mode	8,000	8,000
0.82% tender 6/12/17, CP mode	9,800	9,800
0.95% tender 7/6/17, CP mode	6,200	6,200
(the Cleveland Clinic Foundation Proj.):
0.96% tender 7/13/17, CP mode	2,600	2,600
0.96% tender 7/13/17, CP mode	6,900	6,900
Ohio State Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Gen. Receipts Proj.) 0.97% tender 6/8/17, CP mode	2,900	2,900
Tallmadge School District Gen. Oblig. BAN Series 2017, 2% 6/1/17	3,900	3,903
Winton Woods City School District BAN Series 2017, 1.75% 7/27/17 (Ohio Gen. Oblig. Guaranteed)	1,100	1,102
		83,060
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.25%, tender 11/24/17 (a)	8,245	8,245
Oregon - 0.1%
Oregon Gen. Oblig. TAN Series 2016 A, 2% 6/30/17	3,750	3,757
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. 0.95% 5/3/17, LOC PNC Bank NA, CP	4,500	4,500
Tennessee - 0.3%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
0.86% 5/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,100	6,100
1.05% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,100	6,100
		12,200
Texas - 5.9%
Austin Elec. Util. Sys. Rev. Series A:
0.85% 6/5/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,355	10,355
0.95% 6/1/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	10,985	10,985
0.95% 6/15/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	9,415	9,415
Dallas Independent School District Bonds Series 2012, 5% 8/15/17 (Permanent School Fund of Texas Guaranteed)	1,110	1,123
Fort Bend Independent School District:
0.78% 5/17/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,400	2,400
0.81% 5/17/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,300	7,300
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
( Memorial Hermann Hosp. Sys. Proj.) 0.85% tender 7/6/17, CP mode	12,200	12,200
(Memorial Hermann Hosp. Sys. Proj.):
Series 2016 B3, 0.75% tender 5/3/17, CP mode	9,700	9,700
1% tender 8/4/17, CP mode	12,200	12,200
(Texas Children's Hosp. Proj.) Series 2015 2, 1.1%, tender 11/24/17 (a)	13,200	13,200
Harris County Gen. Oblig.:
Series A-1 0.94% 5/4/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,700	4,700
0.94% 5/4/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,900	7,900
Harris County Metropolitan Trans. Auth.:
0.97% 7/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	1,550	1,550
0.97% 7/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
0.98% 7/3/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,200	7,200
0.99% 7/12/17 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
0.99% 7/12/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
Houston Gen. Oblig.:
TRAN Series 2016, 2% 6/30/17	3,050	3,055
0.94% 6/6/17, LOC Citibank NA, CP	2,500	2,500
Houston Util. Sys. Rev.:
0.92% 5/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,000	3,000
0.92% 5/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,100	6,100
Lower Colorado River Auth. Rev.:
Series 2017 B, 0.94% 5/12/17, LOC State Street Bank & Trust Co., Boston, CP	9,600	9,600
Series A, 0.85% 5/3/17, LOC JPMorgan Chase Bank, CP	5,684	5,684
Series B:
0.8% 6/1/17, LOC State Street Bank & Trust Co., Boston, CP	4,213	4,213
0.81% 6/5/17, LOC State Street Bank & Trust Co., Boston, CP	5,400	5,400
0.89% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,300	3,300
0.94% 7/3/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
0.96% 7/5/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,732	3,732
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	6,000	6,184
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.2%, tender 11/24/17 (a)	9,900	9,900
Series 2013 B, 1.2%, tender 11/24/17 (a)	11,600	11,600
Texas A&M Univ. Rev.:
Series 2017 B:
0.94% 6/1/17, CP	5,100	5,100
0.94% 7/5/17, CP	2,400	2,400
Series B, 0.83% 5/3/17, CP	2,400	2,400
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	3,585	3,573
0.96% 6/6/17, LOC Barclays Bank PLC, CP	21,615	21,615
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17	4,375	4,427
Series A:
0.94% 8/2/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,000	5,000
0.96% 7/13/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
0.93% 7/5/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.87% 8/14/17, CP	6,100	6,100
Upper Trinity Reg'l. Wtr. District 0.81% 7/6/17, LOC Bank of America NA, CP	6,800	6,800
		275,911
Virginia - 0.1%
Norfolk Econ. Dev. Auth. Rev. Series 97, 0.85% 6/5/17, CP	6,300	6,300
Washington - 0.2%
King County Swr. Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	3,000	3,020
Univ. of Washington Univ. Revs. Series 8, 0.82% 5/2/17, CP	6,100	6,100
Washington Health Care Facilities Auth. Rev. Bonds Series 2012 A, 5% 10/1/17	2,000	2,034
		11,154
Wisconsin - 0.8%
Wisconsin Gen. Oblig.:
Series 16A, 0.77% 5/1/17 (Liquidity Facility BMO Harris Bank NA), CP	22,100	22,100
0.94% 7/3/17 (Liquidity Facility BMO Harris Bank NA), CP	4,100	4,100
Wisconsin Trans. Rev.:
Series 97A, 0.8% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,199	4,199
0.95% 6/15/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,980	1,980
0.97% 7/11/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,200	3,200
1% 6/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	900	900
		36,479
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,194,027)		1,194,027
	Shares (000s)	Value (000s)

Investment Company - 2.3%
Fidelity Tax-Free Cash Central Fund, 0.93% (e)(f)
(Cost $107,996)	107,987	107,996
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,692,520)		4,692,520
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,794)
NET ASSETS - 100%		$4,688,726

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,719,000 or 2.4% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,750,000 or 3.5% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series WF 10 53C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	8/8/11	$5,555
Central Florida Expressway Bonds Series RBC E 62, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	7/30/15 - 8/1/16	$25,635
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.1%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$27,100
North Carolina Cap. Impt. Ltd. Bonds Series WF 11 136C, 1.1%, tender 10/5/17 (Liquidity Facility Wells Fargo Bank NA)	10/21/16	$2,765
Oregon Gen. Oblig. Bonds Series WF11 57 C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	9/24/14	$6,885
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 1.1%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$26,885
Private Colleges & Univs. Auth. Rev. Emory Univ. Bonds Series WF 11 32C, 1.1%, tender 9/7/17 (Liquidity Facility Wells Fargo Bank NA)	3/17/11	$5,800
RBC Muni. Products, Inc. Trust Bonds Series E70, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$2,500
Rochester Health Care Facilities Rev. Bonds Series WF11 49 C, 1.2%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	5/5/11	$5,155
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 1.2%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$2,400
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 1.1%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$16,725
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.1%, tender 7/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$13,930
Washington Gen. Oblig. Bonds Series WF 11-16C, 1.2%, tender 8/17/17 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 2/18/16	$23,415

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$347
Total	$347

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Tax-Exempt Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,584,524)	$4,584,524
Fidelity Central Funds (cost $107,996)	107,996
Total Investments (cost $4,692,520)		$4,692,520
Cash		37
Receivable for fund shares sold		3,257
Interest receivable		8,169
Distributions receivable from Fidelity Central Funds		74
Prepaid expenses		4
Receivable from investment adviser for expense reductions		90
Other receivables		94
Total assets		4,704,245
Liabilities
Payable for investments purchased	$3,599
Payable for fund shares redeemed	9,859
Distributions payable	123
Accrued management fee	987
Distribution and service plan fees payable	67
Other affiliated payables	761
Other payables and accrued expenses	123
Total liabilities		15,519
Net Assets		$4,688,726
Net Assets consist of:
Paid in capital		$4,688,692
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		35
Net Assets		$4,688,726
Capital Reserves Class:
Net Asset Value, offering price and redemption price per share ($93,600 ÷ 93,490 shares)		$1.00
Daily Money Class:
Net Asset Value, offering price and redemption price per share ($135,665 ÷ 135,506 shares)		$1.00
Fidelity Tax-Exempt Money Market Fund:
Net Asset Value, offering price and redemption price per share ($3,662,038 ÷ 3,657,776 shares)		$1.00
Premium Class:
Net Asset Value, offering price and redemption price per share ($797,423 ÷ 796,208 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2017 (Unaudited)
Investment Income
Interest		$18,551
Income from Fidelity Central Funds		347
Total income		18,898
Expenses
Management fee	$6,347
Transfer agent fees	4,699
Distribution and service plan fees	446
Accounting fees and expenses	218
Custodian fees and expenses	20
Independent trustees' fees and expenses	11
Registration fees	96
Audit	21
Legal	7
Miscellaneous	14
Total expenses before reductions	11,879
Expense reductions	(678)	11,201
Net investment income (loss)		7,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34
Fidelity Central Funds	1
Total net realized gain (loss)		35
Net increase in net assets resulting from operations		$7,732

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2017 (Unaudited)	Year ended October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,697	$4,470
Net realized gain (loss)	35	530
Net increase in net assets resulting from operations	7,732	5,000
Distributions to shareholders from net investment income	(7,698)	(4,461)
Distributions to shareholders from net realized gain	–	(3,352)
Total distributions	(7,698)	(7,813)
Share transactions - net increase (decrease)	(836,094)	(5,174,267)
Total increase (decrease) in net assets	(836,060)	(5,177,080)
Net Assets
Beginning of period	5,524,786	10,701,866
End of period	$4,688,726	$5,524,786
Other Information
Distributions in excess of net investment income end of period	$(1)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Capital Reserves Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	(.001)	–A	–	–	–
Total distributions	–A	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.01%	.10%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%F	.97%	.99%	.97%	.97%	.97%
Expenses net of fee waivers, if any	.74%F	.23%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.74%F	.23%	.06%	.08%	.13%	.17%
Net investment income (loss)	.01%F	.07%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$94	$116	$418	$421	$442	$402

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Daily Money Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–	–
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A	–A
Total from investment operations	–A	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–	–
Distributions from net realized gain	–	(.001)	–A	–	–	–
Total distributions	–A	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.04%	.10%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%F	.72%	.73%	.72%	.72%	.72%
Expenses net of fee waivers, if any	.68%F	.26%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.68%F	.26%	.06%	.08%	.13%	.17%
Net investment income (loss)	.07%F	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$136	$157	$364	$362	$442	$481

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–	–
Total from investment operations	.002	.001	–A	–A	–A	–A
Distributions from net investment income	(.002)	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	–A	–A	–	–	–
Total distributions	(.002)	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB,C	.15%	.12%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.47%F	.47%	.48%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.45%F	.24%	.06%	.08%	.13%	.17%
Expenses net of all reductions	.45%F	.24%	.06%	.08%	.13%	.17%
Net investment income (loss)	.30%F	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$3,662	$4,552	$9,154	$9,232	$8,921	$7,858

 A Amount represents less than $.0005 per share.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Tax-Exempt Money Market Fund Premium Class

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	–B
Net realized and unrealized gain (loss)	–B	.001	–B
Total from investment operations	.002	.002	–B
Distributions from net investment income	(.002)	(.001)	–B
Distributions from net realized gain	–	(.001)	–B
Total distributions	(.002)	(.002)	–B
Net asset value, end of period	$1.00	$1.00	$1.00
Total ReturnC,D	.21%	.18%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.37%G
Expenses net of fee waivers, if any	.33%G	.22%	.06%G
Expenses net of all reductions	.33%G	.22%	.06%G
Net investment income (loss)	.42%G	.08%	.01%G
Supplemental Data
Net assets, end of period (in millions)	$797	$700	$766

 A For the period April 6, 2015 (commencement of sale of shares) to October 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Treasury Money Market Fund (Treasury Money Market) and Fidelity Tax-Exempt Money Market Fund (Tax-Exempt Money Market) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury Money Market offers four classes of shares, Capital Reserves Class, Daily Money Class, Advisor C Class and Fidelity Treasury Money Market Fund. Fidelity Tax-Exempt Money Market Fund offers four classes of shares, Capital Reserves Class, Daily Money Class, Fidelity Tax-Exempt Money Market Fund and Premium Class. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Shares of Tax-Exempt Money Market are only available for purchase by retail shareholders.

After the close of business on June 24, 2016, all outstanding Treasury Advisor B Class shares were converted to Treasury Daily Money Class shares. All prior fiscal period dollar and share amounts for Treasury Advisor B Class presented in the Notes to Financial Statements are for the period November 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Tax-Exempt Money Market, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Tax-Exempt Money Market fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Money Market	$11,490,495	$–	$–	$–
Tax-Exempt Money Market	4,692,520	–	–	–

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Funds along with other registered investment companies having management contracts with Fidelity Management and Research Company (FMR), an affiliate of SelectCo, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Fidelity Treasury Money Market Fund, repurchase agreements may be collateralized by cash or government securities. For Fidelity Tax-Exempt Money Market Fund, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Under the expense contract, total expenses of Fidelity Treasury Money Market Fund of Treasury Money Market and Premium Class of Tax-Exempt Money Market are limited to an annual rate of .42% and .43%, respectively, of each class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Treasury Money Market
Capital Reserves Class	.25%	.25%	$3,128	$768
Daily Money Class	-%	.25%	4,512	1,904
Advisor C Class	.75%	.25%	650	20
			$8,290	$2,692
Tax-Exempt Money Market
Capital Reserves Class	.25%	.25%	$263	$151
Daily Money Class	-%	.25%	183	156
			$446	$307

During the period, the investment adviser or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges are 1.00% for Treasury Money Market – Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Treasury Money Market Fund
Daily Money Class	$6
Advisor C Class(a)	25

 (a) When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets with the exception of Premium Class which pays .10% of class-level average net assets.

Under the expense contract, Fidelity Treasury Money Market Fund pays a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets. For the reporting period, the total annualized transfer agent fee rate paid was .15% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

Treasury Money Market
Capital Reserves Class	$1,251
Daily Money Class	3,609
Advisor C Class	130
Fidelity Treasury Money Market Fund	6,377
$11,367
Tax-Exempt Money Market
Capital Reserves Class	$105
Daily Money Class	146
Fidelity Tax-Exempt Money Market Fund	4,069
Premium Class	379
$4,699

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse each class of Treasury Money Market and Tax-Exempt Money Market, with the exception of Fidelity Treasury Money Market Fund of Treasury Money Market, to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2018. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Money Market
Capital Reserves Class	.95%	$170
Daily Money Class	.70%	471
Advisor C Class	1.45%	20
Tax-Exempt Money Market
Capital Reserves Class	.95%	$12
Daily Money Class	.70%	15
Fidelity Tax-Exempt Money Market Fund	.45%	374
Premium Class	.33%	142

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Money Market
Capital Reserves Class	$2,335
Daily Money Class	2,498
Advisor C Class	570
Fidelity Treasury Money Market Fund	48
Tax-Exempt Money Market
Capital Reserves Class	$110
Daily Money Class	14

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Money Market	$–(a)
Tax-Exempt Money Market	11

 (a) In the amount of less than five hundred dollars.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2017	Year endedOctober 31, 2016
Treasury Money Market
From net investment income
Capital Reserves Class	$62	$128
Daily Money Class	377	438
Advisor C Class	6	14
Fidelity Treasury Money Market Fund	7,284	612
Total	$7,729	$1,192
Tax-Exempt Money Market
From net investment income
Capital Reserves Class	$5	$26
Daily Money Class	51	47
Fidelity Tax-Exempt Money Market Fund	6,040	3,509
Premium Class	1,602	879
Total	$7,698	$4,461
From net realized gain
Capital Reserves Class	$–	$126
Daily Money Class	–	149
Fidelity Tax-Exempt Money Market Fund	–	2,699
Premium Class	–	378
Total	$–	$3,352

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended April 30, 2017	Year endedOctober 31, 2016
Treasury Money Market
Capital Reserves Class
Shares sold	2,189,808	3,910,090
Reinvestment of distributions	41	87
Shares redeemed	(2,223,194)	(3,913,600)
Net increase (decrease)	(33,345)	(3,423)
Daily Money Class
Shares sold	7,129,306	15,463,151
Reinvestment of distributions	226	282
Shares redeemed	(7,731,634)	(15,933,080)
Net increase (decrease)	(602,102)	(469,647)
Advisor B Class
Shares sold	–	895
Shares redeemed	–	(7,756)
Net increase (decrease)	–	(6,861)
Advisor C Class
Shares sold	67,270	143,538
Reinvestment of distributions	6	13
Shares redeemed	(88,727)	(137,857)
Net increase (decrease)	(21,451)	5,694
Fidelity Treasury Money Market Fund
Shares sold	20,593,992	32,065,934
Reinvestment of distributions	4,087	295
Shares redeemed	(20,546,776)	(25,180,295)
Net increase (decrease)	51,303	6,885,934
Tax-Exempt Money Market
Capital Reserves Class
Shares sold	1,948	655,852
Reinvestment of distributions	5	120
Shares redeemed	(24,049)	(958,197)
Net increase (decrease)	(22,096)	(302,225)
Daily Money Class
Shares sold	4,502	440,336
Reinvestment of distributions	43	165
Shares redeemed	(25,926)	(647,516)
Net increase (decrease)	(21,381)	(207,015)
Fidelity Tax-Exempt Money Market Fund
Shares sold	139,591	10,591,500
Reinvestment of distributions	5,737	5,840
Shares redeemed	(1,035,059)	(15,196,672)
Net increase (decrease)	(889,731)	(4,599,332)
Premium Class
Shares sold	314,457	237,951
Reinvestment of distributions	1,417	1,151
Shares redeemed	(218,760)	(304,797)
Net increase (decrease)	97,114	(65,695)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expenses Paid During Period-B November 1, 2016 to April 30, 2017
Treasury Money Market
Capital Reserves Class	.57%
Actual		$1,000.00	$1,000.00	$2.83
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Daily Money Class	.56%
Actual		$1,000.00	$1,000.10	$2.78
Hypothetical-C		$1,000.00	$1,022.02	$2.81
Advisor C Class	.57%
Actual		$1,000.00	$1,000.00	$2.83
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Fidelity Treasury Money Market Fund	.42%
Actual		$1,000.00	$1,000.80	$2.08
Hypothetical-C		$1,000.00	$1,022.71	$2.11
Tax-Exempt Money Market
Capital Reserves Class	.74%
Actual		$1,000.00	$1,000.10	$3.67
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Daily Money Class	.68%
Actual		$1,000.00	$1,000.40	$3.37
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Fidelity Tax-Exempt Money Market Fund	.45%
Actual		$1,000.00	$1,001.50	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Premium Class	.33%
Actual		$1,000.00	$1,002.10	$1.64
Hypothetical-C		$1,000.00	$1,023.16	$1.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

DMFI-SANN-0617
1.703547.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2017